RELATED PARTIES	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 17 – RELATED PARTIES

A.
Effective as of May 1, 2015, the Company entered into an employment agreement with Mr. Rami Zigdon, the current chief executive officer of the Company, who owns all the Company’s preferred shares. From the Company’s inception to the effective date of the agreement, Mr. Zigdon provided the Company with management services as an independent contractor. As of the effective date of the agreement, Mr. Zigdon is employed as chief executive officer on a full time basis. The agreement may be terminated by either party by ninety days written notice or by the Company under exceptional circumstances as detailed in the agreement. Pursuant to the agreement, Mr. Zigdon is entitled to a gross monthly salary of NIS 15,000 (approximately $3,900) linked to the Israeli CPI known at the effective date of the agreement as well as reimbursement of vehicle expenses up to an annual amount of NIS 16,000 (approximately $4,200). The gross monthly salary shall be increased to NIS 25,000 (approximately $ 6,600) from the date on which the Company shall have cash in its bank account of least NIS 3,500,000 (approximately $ 920,000) (the "Triggering Date") that is sourced from capital injections/non-repayable amounts only, as confirmed by the Company’s CFO. In the event that during the term of the agreement, on a certain date the Company shall have at least NIS 4,000,000 (approximately $1,050,000) cash in its bank account that is sourced from capital injection/non-repayable amounts only, as confirmed by the Company’s CFO, Mr. Zigdon shall be entitled to a payment in the sum of NIS 12,333 (approximately $ 3,200) multiplied by the number of calendar months that had passed from the effective date of the agreement and until the month ending prior to the Triggering Date. In addition, Mr. Zigdon is entitled to participate in the Company's incentive program that will be adopted by the Company. Furthermore, Mr. Zigdon will be entitled to options to purchase Company shares all subject to an option plan to be adopted by the appropriate organs of the Company. The number of options, vesting and such other terms of grant of the options are detailed in Note 17.B. below. Mr. Zigdon is entitled to customary fringe benefits under Israeli laws. If the agreement is terminated by the Company, other than for "cause" as defined in the agreement, Mr. Zigdon shall be entitled to an adjustment bonus equal to 3 times the last gross monthly salary or in the event that the Company will have more than $ 3 Million cash in hand, the adjustment bonus shall be equal to 6 times his last gross monthly salary. The agreement contains provisions regarding non-competition, confidentiality of information and assignment of inventions.

As of December 2016, none of these targets have been achieved so no additional compensation has been accrued.

B.
As part of the 2015 Plan described in Note 11 above, on January 11, 2016, the Board of Directors of the Company approved the issuance of share options to three employees, including our CEO and CTO, at an exercise price of NIS 0.01 per share. Mr. Zigdon received 1,241,163 options of which, half vest over a period of twenty-four months, subject only to a service condition, and half of the options vest upon the achievement of 8 milestones which includes, among others, closing of equity financing of at least $2,000,000, obtaining FDA approval for the performance of clinical trials and other clinical measurements. Milestones which are not met within 48 months from the date of the grant shall expire. The fair value of the stock options granted to Mr. Zigdon was estimated at $183,049 (see Note 11 above). On May 8, 2016, Mr. Zigdon exercised 103,428 vested options into ordinary shares for total exercise price of $273. All of the options expire on January 11, 2021. Compensation expenses recognized for the awards subject to performance conditions commence when the Company determines that achievement of the performance conditions is probable.

C.
Moshe Schlisser (a director as of February 27, 2016) and Ephraim Schlisser (Moshe’s father) hold managerial positions with a company named A.S. Ivor Israel Ltd. (“Ivor”). Ivor was assigned its rights and obligations from Iberica Investments LLC (“Iberica”), which was a party to a 2015 consulting agreement pursuant to which Iberica agreed to provide assistance with the Company’s fundraising. During the years ended December 31, 2016 and 2015, the Company has paid Ivor and Iberica approximately $90,000 and $63,000, respectively, pursuant to this consulting agreement.

D.
Crow Technologies 1977 Ltd., a company engaged in the manufacturing of plastics and electronic components, has an exclusive right to manufacture products for the Company (and any component of the products) for a price that is higher by 50% to that of the market prices of manufacturing such products or components in Israel. As of the date hereof, Crow Technologies has not exercised its exclusive right. The products of the Company do not have any electronic parts. While the Company’s products developed through the current date, do have plastic parts, the cost of these parts approximate $0.10 per unit. The Company believes that the exclusive right held by Crow Technologies is immaterial to the ultimate price for which the Company will sell its products or even the overall estimated cost of production of its products.